Segment Reporting - Narrative (Details) - segment		3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2022
Segment Reporting [Abstract]
Number of operating business segments	3	2	3	4	3
Number of non-operating business segments				1	1